Leases	6 Months Ended
Sep. 30, 2023
Leases [Abstract]
Leases
6.	Leases
Lessor
Lease income for the six and three months ended September 30, 2022 and 2023 are as follows:

	Millions of yen
	Six months ended September 30, 2022	Six months ended September 30, 2023
Lease income—net investment in leases
Interest income	¥39,936	¥43,325
Other	1,147	1,649
Lease income—operating leases *	249,144	259,949

Total lease income	¥290,227	¥304,923

*
Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥12,487 million and ¥10,066 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥19,090 million and ¥17,726 million, for the six months ended September 30, 2022 and 2023, respectively.

	Millions of yen
	Three months ended September 30, 2022	Three months ended September 30, 2023
Lease income—net investment in leases
Interest income	¥20,256	¥21,938
Other	614	732
Lease income—operating leases *	122,945	137,949

Total lease income	¥143,815	¥160,619

*
Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥2,766 million and ¥8,837 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥9,320 million and ¥10,165 million, for the three months ended September 30, 2022 and 2023, respectively.

Lease income from net investment in leases is included in finance revenues in the consolidated statements of income. Gains and losses from the disposition of net investment in leases were not material for the six and three months ended September 30, 2022 and 2023.